Basis of Presentation and General Information (Details)	Dec. 31, 2017 item $ / shares shares	Dec. 31, 2016 $ / shares shares	Sep. 18, 2009 $ / shares shares
Basis of Presentation and General Information
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Hyundai Honour (ex Hyundai Together)
Basis of Presentation and General Information
TEU	13,100
Hyundai Respect (ex Hyundai Tenacity)
Basis of Presentation and General Information
TEU	13,100
Maersk Enping (ex Hyundai Smart)
Basis of Presentation and General Information
TEU	13,100
Maersk Exeter (ex Hyundai Speed)
Basis of Presentation and General Information
TEU	13,100
MSC Ambition (ex Hyundai Ambition)
Basis of Presentation and General Information
TEU	13,100
Express Berlin
Basis of Presentation and General Information
TEU	10,100
Express Rome
Basis of Presentation and General Information
TEU	10,100
Express Athens
Basis of Presentation and General Information
TEU	10,100
CSCL Pusan
Basis of Presentation and General Information
TEU	9,580
CSCL Le Havre
Basis of Presentation and General Information
TEU	9,580
CMA CGM Melisande
Basis of Presentation and General Information
TEU	8,530
CMA CGM Attila
Basis of Presentation and General Information
TEU	8,530
CMA CGM Tancredi
Basis of Presentation and General Information
TEU	8,530
CMA CGM Bianca
Basis of Presentation and General Information
TEU	8,530
CMA CGM Samson
Basis of Presentation and General Information
TEU	8,530
Europe
Basis of Presentation and General Information
TEU	8,468
CSCL America
Basis of Presentation and General Information
TEU	8,468
CMA CGM Musset
Basis of Presentation and General Information
TEU	6,500
CMA CGM Nerval
Basis of Presentation and General Information
TEU	6,500
CMA CGM Rabelais
Basis of Presentation and General Information
TEU	6,500
CMA CGM Racine
Basis of Presentation and General Information
TEU	6,500
CMA CGM Moliere
Basis of Presentation and General Information
TEU	6,500
YM Mandate
Basis of Presentation and General Information
TEU	6,500
YM Maturity
Basis of Presentation and General Information
TEU	6,500
Performance
Basis of Presentation and General Information
TEU	6,402
Priority
Basis of Presentation and General Information
TEU	6,402
Zim Monaco
Basis of Presentation and General Information
TEU	4,253
Zim Dalian (ex OOCL Novorossiysk)
Basis of Presentation and General Information
TEU	4,253
Zim Luanda
Basis of Presentation and General Information
TEU	4,253
Zim Rio Grande
Basis of Presentation and General Information
TEU	4,253
Zim Sao Paolo
Basis of Presentation and General Information
TEU	4,253
Zim Kingston (ex OOCL Istanbul)
Basis of Presentation and General Information
TEU	4,253
YM Seattle
Basis of Presentation and General Information
TEU	4,253
YM Vancouver
Basis of Presentation and General Information
TEU	4,253
Deva
Basis of Presentation and General Information
TEU	4,253
Derby D
Basis of Presentation and General Information
TEU	4,253
Dimitris C
Basis of Presentation and General Information
TEU	3,430
Express Spain
Basis of Presentation and General Information
TEU	3,400
Express Black Sea
Basis of Presentation and General Information
TEU	3,400
Express Argentina
Basis of Presentation and General Information
TEU	3,400
Express Brazil
Basis of Presentation and General Information
TEU	3,400
Express France
Basis of Presentation and General Information
TEU	3,400
Singapore (ex YM Singapore)
Basis of Presentation and General Information
TEU	3,314
Colombo
Basis of Presentation and General Information
TEU	3,314
MSC Zebra
Basis of Presentation and General Information
TEU	2,602
Amalia C
Basis of Presentation and General Information
TEU	2,452
Danae C
Basis of Presentation and General Information
TEU	2,524
Highway (ex Hyundai Highway)
Basis of Presentation and General Information
TEU	2,200
Hyundai Progress
Basis of Presentation and General Information
TEU	2,200
Bridge (ex Hyundai Bridge)
Basis of Presentation and General Information
TEU	2,200
Vladivostok (ex Hyundai Vladivostok)
Basis of Presentation and General Information
TEU	2,200
Advance (ex Hyundai Advance)
Basis of Presentation and General Information
TEU	2,200
Stride (ex Hyundai Stride)
Basis of Presentation and General Information
TEU	2,200
Future (ex Hyundai Future)
Basis of Presentation and General Information
TEU	2,200
Sprinter (ex Hyundai Sprinter)
Basis of Presentation and General Information
TEU	2,200
Federal
Basis of Presentation and General Information
TEU	4,651